Other current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other current assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2011	December 31, 2010

Prepaid expenses/accrued revenue	25	113
Deferred charges – short term portion	26	21
Unrealized gain on total return swap agreements	11	38
Reimbursable amounts due from customers	154	74
Insurance claim proceeds (re West Atlas)	-	25
Favorable contracts	12	23
Other	95	113
Total other current assets	323	407